SHARE CAPITAL - Disclosure of warrant activity (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2026 Share $ / shares	Jul. 31, 2026 Share $ / shares	Jul. 31, 2025 Share $ / shares
Disclosure of classes of share capital [line items]
Number of warrants exercised	(15,000)
Warrants [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of year	17,176,621	34,974,961	30,074,865
Number of warrants exercised		(30,990,280)	(3,956,250)
Number of warrants issued		13,191,940	8,856,346
Balance, end of year		17,176,621	34,974,961
Weighted average exercise price at beginning of year | $ / shares	$ 2.24	$ 0.21	$ 0.12
Weighted average exercise price, exercised | $ / shares		0.14	0.4
Weighted average exercise price, issued | $ / shares		2.7	0.59
Weighted average exercise price at end of year | $ / shares		$ 2.24	$ 0.21